Pensions and other post-retirement benefits - Summary of mortality assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Life expectancy at age 60 for a male currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	27.4	26.9	26.9
Life expectancy at age 60 for a male currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.0	25.0	24.9
Life expectancy at age 60 for a male currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.1	26.0	25.8
Life expectancy at age 60 for a male currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.2	28.5	28.4
Life expectancy at age 60 for a male currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.7	26.6	26.6
Life expectancy at age 60 for a male currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.6	28.5	28.3
Life expectancy at age 60 for a female currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.2	28.8	28.9
Life expectancy at age 60 for a female currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.1	28.0	27.9
Life expectancy at age 60 for a female currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.3	29.3	29.1
Life expectancy at age 60 for a female currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.6	30.6	30.5
Life expectancy at age 60 for a female currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.6	29.5	29.4
Life expectancy at age 60 for a female currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	31.6	31.4	31.2